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                (Letterhead of Dean Witter Reynolds, Inc.)










                                        Rule 497(j)
                                        Reg. No. 333-41783


Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Equity Trust, Select 5 Industrial Portfolio 98-1 hereby certifies as follows:

1)   the form of the prospectus that would have been filed under paragraph
(b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         DEAN WITTER SELECT EQUITY TRUST,
                         SELECT 5 INDUSTRIAL PORTFOLIO 98-1
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              Thomas Hines/s/
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549





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